Quarterly Holdings Report
for
Fidelity® Small Cap Stock Fund
January 31, 2025
SLC-NPRT3-0425
1.813072.120
Common Stocks - 99.8%
	Shares	Value ($)
CANADA - 4.0%
Consumer Staples - 0.4%
Food Products - 0.4%
Lassonde Industries Inc Class A	39,284	4,921,481
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
South Bow Corp	135,200	3,235,460
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	43,805	1,751,323
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.0%
Kraken Robotics Inc (a)	6,441,200	11,700,395
Software - 0.1%
Lumine Group Inc Subordinate Voting Shares (a)(b)	66,900	1,774,517
TOTAL INFORMATION TECHNOLOGY		13,474,912

Utilities - 2.1%
Gas Utilities - 2.1%
Brookfield Infrastructure Corp (United States) (c)	580,126	24,202,857
TOTAL CANADA		47,586,033
INDIA - 0.7%
Industrials - 0.7%
Professional Services - 0.7%
WNS Holdings Ltd ADR	138,500	8,483,125
ISRAEL - 1.3%
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.2%
Next Vision Stabilized Systems Ltd	149,900	2,786,090
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (a)	4,800	1,176,864
Software - 1.0%
Cellebrite DI Ltd (a)	505,000	12,140,200
TOTAL ISRAEL		16,103,154
JAPAN - 0.7%
Industrials - 0.4%
Professional Services - 0.4%
BayCurrent Inc	105,800	4,511,517
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (a)	167,900	4,044,711
TOTAL JAPAN		8,556,228
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Merus NV (a)	32,400	1,326,456
PUERTO RICO - 1.0%
Financials - 1.0%
Financial Services - 1.0%
EVERTEC Inc	350,400	11,377,488
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Silicon Motion Technology Corp ADR	186,954	10,209,558
THAILAND - 0.6%
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Fabrinet (a)	31,500	6,810,615
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Games Workshop Group PLC	11,700	2,112,194
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	107,000	3,215,350
Health Care - 0.0%
Biotechnology - 0.0%
Autolus Therapeutics PLC ADR (a)	185,100	409,071
TOTAL UNITED KINGDOM		5,736,615
UNITED STATES - 90.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
GCI Liberty Inc Class A (a)(d)	112,550	1
Consumer Discretionary - 12.7%
Automobile Components - 0.7%
Patrick Industries Inc	84,339	8,192,690
Diversified Consumer Services - 4.3%
Grand Canyon Education Inc (a)	180,604	31,721,287
Laureate Education Inc (a)	1,070,600	20,041,632
		51,762,919
Household Durables - 1.1%
Cavco Industries Inc (a)	11,749	5,976,011
Installed Building Products Inc	34,700	6,899,748
		12,875,759
Leisure Products - 1.0%
YETI Holdings Inc (a)	326,900	12,180,294
Specialty Retail - 4.3%
Boot Barn Holdings Inc (a)	92,100	14,814,285
Group 1 Automotive Inc	19,200	8,764,608
Murphy USA Inc	55,845	28,085,009
		51,663,902
Textiles, Apparel & Luxury Goods - 1.3%
Crocs Inc (a)	149,400	15,249,258
TOTAL CONSUMER DISCRETIONARY		151,924,822

Consumer Staples - 5.2%
Beverages - 0.6%
Coca-Cola Consolidated Inc	5,502	7,524,645
Consumer Staples Distribution & Retail - 3.5%
Performance Food Group Co (a)	457,383	41,306,259
Food Products - 0.6%
Freshpet Inc (a)	23,600	3,774,820
Vital Farms Inc (a)	81,600	3,580,200
		7,355,020
Tobacco - 0.5%
Turning Point Brands Inc	102,200	6,514,228
TOTAL CONSUMER STAPLES		62,700,152

Energy - 5.0%
Energy Equipment & Services - 1.7%
Cactus Inc Class A	149,200	8,908,732
Flowco Holdings Inc Class A	15,700	439,600
Kodiak Gas Services Inc	236,100	11,044,758
		20,393,090
Oil, Gas & Consumable Fuels - 3.3%
Chord Energy Corp	34,200	3,845,790
Core Natural Resources Inc	89,400	8,076,396
Gulfport Energy Corp (a)	66,100	11,799,511
Northern Oil & Gas Inc (c)	450,104	16,181,239
		39,902,936
TOTAL ENERGY		60,296,026

Financials - 19.0%
Banks - 5.5%
Connectone Bancorp Inc	400,198	10,141,017
Eastern Bankshares Inc	945,900	17,366,724
Metropolitan Bank Holding Corp (a)	163,202	10,466,144
Old National Bancorp/IN	27,800	663,030
SouthState Corp	165,400	17,464,587
Synovus Financial Corp	174,000	9,817,080
		65,918,582
Capital Markets - 4.2%
P10 Inc Class A	232,500	3,175,950
Perella Weinberg Partners Class A	103,600	2,674,952
Piper Sandler Cos	43,000	13,637,020
Stifel Financial Corp	100,100	11,596,585
StoneX Group Inc (a)	175,797	19,253,287
		50,337,794
Consumer Finance - 2.2%
FirstCash Holdings Inc	242,200	26,436,130
Insurance - 7.1%
Baldwin Insurance Group Inc/The Class A (a)	841,300	34,451,236
Primerica Inc	71,501	20,747,445
Selective Insurance Group Inc	343,788	28,922,884
		84,121,565
TOTAL FINANCIALS		226,814,071

Health Care - 10.2%
Biotechnology - 3.4%
ADMA Biologics Inc (a)	224,000	3,617,600
Arcellx Inc (a)	27,900	1,900,827
Celldex Therapeutics Inc (a)	82,344	2,016,605
Cogent Biosciences Inc (a)	169,000	1,573,390
Crinetics Pharmaceuticals Inc (a)	86,800	3,498,040
Cytokinetics Inc (a)	91,425	4,521,881
Day One Biopharmaceuticals Inc (a)	89,600	1,108,352
Halozyme Therapeutics Inc (a)	125,200	7,091,328
Immunovant Inc (a)	76,600	1,665,284
MoonLake Immunotherapeutics Class A (a)	36,200	1,664,838
Spyre Therapeutics Inc (a)	64,800	1,489,752
Vaxcyte Inc (a)	68,935	6,088,339
Viking Therapeutics Inc (a)(c)	54,500	1,784,875
Viridian Therapeutics Inc (a)	117,200	2,271,336
		40,292,447
Health Care Equipment & Supplies - 2.7%
Artivion Inc (a)	41,800	1,294,128
Ceribell Inc	159,819	3,677,435
Masimo Corp (a)	33,800	5,888,974
Merit Medical Systems Inc (a)	98,100	10,681,128
Penumbra Inc (a)	16,900	4,511,793
TransMedics Group Inc (a)	56,600	3,823,330
UFP Technologies Inc (a)	10,300	2,828,998
		32,705,786
Health Care Providers & Services - 3.1%
Acadia Healthcare Co Inc (a)	129,100	5,823,701
BrightSpring Health Services Inc (a)	246,000	5,805,600
Chemed Corp	19,963	11,219,206
Ensign Group Inc/The	32,900	4,594,814
Owens & Minor Inc (a)	561,430	7,994,763
RadNet Inc (a)	27,700	1,813,519
		37,251,603
Life Sciences Tools & Services - 0.6%
Fortrea Holdings Inc (a)	351,700	5,912,077
Maravai LifeSciences Holdings Inc Class A (a)	191,500	944,095
		6,856,172
Pharmaceuticals - 0.4%
Elanco Animal Health Inc (a)	115,400	1,388,262
Enliven Therapeutics Inc (a)	103,700	2,266,882
Structure Therapeutics Inc ADR (a)	22,600	677,322
		4,332,466
TOTAL HEALTH CARE		121,438,474

Industrials - 18.0%
Aerospace & Defense - 3.4%
Cadre Holdings Inc (c)	241,409	9,306,317
Kratos Defense & Security Solutions Inc (a)(c)	184,600	6,160,102
Leonardo DRS Inc (a)	409,269	14,385,805
V2X Inc (a)	205,200	10,697,076
		40,549,300
Building Products - 0.8%
Tecnoglass Inc	128,800	9,788,800
Commercial Services & Supplies - 0.4%
Brink's Co/The	40,600	3,789,198
Pursuit Attractions and Hospitality Inc (a)	30,400	1,200,800
		4,989,998
Construction & Engineering - 4.4%
Bowman Consulting Group Ltd (a)(c)	109,401	2,782,067
Centuri Holdings Inc	200,500	4,467,140
Construction Partners Inc Class A (a)	107,600	8,651,040
Fluor Corp (a)	125,200	6,035,892
IES Holdings Inc (a)	74,714	16,532,714
Sterling Infrastructure Inc (a)	49,478	7,046,657
WillScot Holdings Corp (a)	149,359	5,535,245
		51,050,755
Electrical Equipment - 0.6%
NEXTracker Inc Class A (a)	149,600	7,542,832
Ground Transportation - 0.9%
Proficient Auto Logistics Inc	62,700	616,968
Ryder System Inc	63,900	10,186,299
		10,803,267
Machinery - 1.1%
Mueller Industries Inc	90,600	7,134,750
REV Group Inc	181,600	6,301,520
		13,436,270
Professional Services - 3.4%
Cbiz Inc (a)(c)	127,100	10,906,451
ExlService Holdings Inc (a)	195,800	9,840,908
Genpact Ltd	346,700	16,880,823
UL Solutions Inc Class A	50,900	2,744,019
		40,372,201
Trading Companies & Distributors - 3.0%
Applied Industrial Technologies Inc	61,400	15,965,842
Beacon Roofing Supply Inc (a)	121,100	14,330,974
GMS Inc (a)	69,200	5,836,328
		36,133,144
TOTAL INDUSTRIALS		214,666,567

Information Technology - 12.7%
Communications Equipment - 3.2%
Ciena Corp (a)	130,500	11,371,770
Lumentum Holdings Inc (a)	318,337	27,077,745
		38,449,515
Electronic Equipment, Instruments & Components - 4.4%
ePlus Inc (a)	86,024	6,873,318
Insight Enterprises Inc (a)	147,006	25,395,287
Napco Security Technologies Inc	91,400	3,354,380
PAR Technology Corp (a)(c)	122,800	8,914,052
Sanmina Corp (a)	98,900	8,280,897
		52,817,934
Semiconductors & Semiconductor Equipment - 1.0%
Aehr Test Systems (a)(c)	146,737	1,662,530
Penguin Solutions Inc (a)(c)	487,200	9,880,416
		11,542,946
Software - 4.1%
Blend Labs Inc Class A (a)	1,348,100	5,190,185
Informatica Inc Class A (a)	305,000	7,832,400
Olo Inc Class A (a)	951,900	7,025,022
Rapid7 Inc (a)	150,800	5,808,816
SPS Commerce Inc (a)	29,900	5,521,932
Tenable Holdings Inc (a)	186,200	8,023,358
Varonis Systems Inc (a)	89,800	4,073,328
Weave Communications Inc (a)	347,100	5,664,672
		49,139,713
TOTAL INFORMATION TECHNOLOGY		151,950,108

Materials - 3.1%
Chemicals - 1.0%
Hawkins Inc	88,409	9,451,807
Tronox Holdings PLC	253,509	2,603,537
		12,055,344
Construction Materials - 1.1%
Eagle Materials Inc	49,500	12,708,630
Metals & Mining - 1.0%
ATI Inc (a)	44,200	2,523,378
Carpenter Technology Corp	48,300	9,324,798
		11,848,176
TOTAL MATERIALS		36,612,150

Real Estate - 2.9%
Health Care REITs - 0.4%
CareTrust REIT Inc	196,600	5,209,900
Industrial REITs - 0.5%
Terreno Realty Corp	91,564	5,990,117
Retail REITs - 1.7%
Acadia Realty Trust	423,700	9,762,048
Macerich Co/The	221,600	4,604,848
Tanger Inc	172,500	5,661,450
		20,028,346
Specialized REITs - 0.3%
Four Corners Property Trust Inc	145,800	3,999,294
TOTAL REAL ESTATE		35,227,657

Utilities - 1.3%
Electric Utilities - 0.4%
TXNM Energy Inc	104,700	5,062,244
Gas Utilities - 0.9%
Southwest Gas Holdings Inc	146,300	10,925,684
TOTAL UTILITIES		15,987,928

TOTAL UNITED STATES		1,077,617,956
TOTAL COMMON STOCKS (Cost $950,546,161)		1,193,807,228

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.37	1,617,765	1,618,089
Fidelity Securities Lending Cash Central Fund (e)(f)	4.37	26,481,609	26,484,257
TOTAL MONEY MARKET FUNDS (Cost $28,102,346)			28,102,346

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $978,648,507)	1,221,909,574
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(26,147,335)
NET ASSETS - 100.0%	1,195,762,239

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,774,517 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,755,472	225,344,800	226,482,280	177,596	97	-	1,618,089	1,617,765	0.0%
Fidelity Securities Lending Cash Central Fund	8,634,007	227,539,787	209,689,537	33,911	-	-	26,484,257	26,481,609	0.1%
Total	11,389,479	452,884,587	436,171,817	211,507	97	-	28,102,346	28,099,374

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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